Investments (Mortgage Loans by Portfolio Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 44,012	$ 41,088
Percentage of loans receivable on commercial mortgage loans	65.60%	68.30%
Agricultural mortgage loans	$ 13,188	$ 12,378
Percentage of loans receivable on agricultural mortgage loans	19.60%	20.60%
Residential mortgage loans	$ 9,734	$ 6,369
Percentage of loans receivable on residential mortgage loans	14.50%	10.60%
Subtotal	$ 66,934	$ 59,835
Percentage of loans receivable on subtotal	99.70%	99.50%
Valuation allowances	$ (318)	$ (305)	$ (322)	$ (347)
Percentage of loans receivable on valuation allowances	0.50%	0.50%
Subtotal mortgage loans, net	$ 66,616	$ 59,530
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	99.20%	99.00%
Percentage of residential mortgage loans - FVO	0.50%	0.50%
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	0.30%	0.50%
Total mortgage loans, net	$ 67,102	$ 60,118
Percentage of loans held for sale on total mortgage loans, net	100.00%	100.00%
Residential — FVO
Company-held mortgage loans held-for-investment, net
Total mortgage loans, net	$ 314	$ 308
Consolidated Securitization Entities
Company-held mortgage loans held-for-investment, net
Total mortgage loans, net	$ 172	$ 280